Income Tax Expense - Summary of Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [line items]
Statutory rate	30.00%	35.00%	35.00%
Argentina [member]
Disclosure of income taxes [line items]
Statutory rate	30.00%	35.00%	35.00%
Paraguay [member]
Disclosure of income taxes [line items]
Statutory rate	10.00%	10.00%	10.00%